Offerings - Offering: 1	Aug. 09, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.10% Notes due 2029
Amount Registered | shares	250,000,000
Proposed Maximum Offering Price per Unit	1.01604
Maximum Aggregate Offering Price	$ 254,010,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 37,491.88
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $250,000,000.